Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Cash and Financial Instruments

		As of December 31, 2024		As of December 31, 2023
(In $ millions)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents(1)	1	61.6	61.6	102.5	102.5
Restricted cash(1)	1	0.9	0.9	0.1	0.1
Trade receivables(1)	1	184.3	184.3	56.2	56.2
Other current assets (excluding deferred costs and right-of-use lease asset)(1)	1	27.1	27.1	31.5	31.5
Due from related parties(1)	1	85.1	85.1	95.0	95.0

Liabilities
Trade payables(1)	1	81.6	81.6	35.5	35.5
Accrued expenses(1)	1	68.0	68.0	77.0	77.0
Short-term accrued interest and other items (1)	1	30.6	30.6	42.3	42.3
Other current liabilities(1)	1	84.2	84.2	63.2	63.2
Short-term debt (2) (3)	2	134.8	134.7	104.4	100.0
Long-term debt (2) (4)	2	2,038.1	2,044.9	1,818.0	1,690.0

(1) The carrying values approximate the fair values due to their near term expected receipt of cash.

(2) Short-term and long-term debt excludes debt discounts, debt premiums and deferred finance charges.
(3) This relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030. These are fair valued using observable market-based inputs.
(4) This relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030 and our $250 million Convertible Bond due in 2028. These are fair valued using observable market-based inputs.